Revenue and Other Operating Income - Summary of Revenues and Other Operating Income - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from Central Tarapac indemnization	$ 21,987,899	$ 0
Revenue recovered from customers with unrecorded consumption	2,847,740	1,968,203
Revenues from late payment of invoice amount	675,202	1,299,470
Revenues from other operating income services	11,470,349	15,280,378
Others [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	60,617,979	69,170,597
Municipalities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	36,878,861	36,165,698
Government Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	20,246,633	20,080,121
Agricultural Sector Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	$ 6,173,077	$ 5,811,319